UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04052

Legg Mason Partners Money Market Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
100 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code:
Funds Investor Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: March 31
Date of reporting period: June 30, 2010

LEGG MASON PARTNERS
MONEY MARKET TRUST

WESTERN ASSET MUNICIPAL MONEY MARKET FUND

FORM N-Q
JUNE 30, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS.

Schedule of investments (unaudited)	June 30, 2010

WESTERN ASSET MUNICIPAL MONEY MARKET FUND

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

SHORT-TERM INVESTMENTS — 100.5%

Alabama — 1.6%

Huntsville, AL, Health Care Authority, TECP:
Huntsville Hospital	0.230%	7/14/10	$28,200,000	$28,200,000
Huntsville Hospital	0.250%	8/5/10	31,000,000	31,000,000
Huntsville Hospital	0.400%	10/7/10	20,042,000	20,042,000
Infirmary Health System Mobile, AL, Special Care Facilities Financing Authority Revenue, LOC-Deutsche Bank A.G.	0.220%	7/7/10	3,000,000	3,000,000	(a)
Mobile, AL, Downtown Redevelopment Authority Revenue, Austal USA LLC Project, LOC- Westpac Banking Corp.	0.250%	7/1/10	7,000,000	7,000,000	(a)

Total Alabama				89,242,000

Alaska — 0.6%

Alaska Industrial Development & Export Authority Revenue, Greater Fairbanks Community Hospital Foundation Inc., LOC-Bank of Montreal	0.310%	7/1/10	11,500,000	11,500,000	(a)
Alaska State International Airports Revenue, LOC-State Street Bank &Trust Co.	0.270%	7/7/10	7,500,000	7,500,000	(a)(b)
Valdez, AK, Marine Term Revenue, Exxon Pipeline Co. Project	0.090%	7/1/10	16,475,000	16,475,000	(a)

Total Alaska				35,475,000

Arizona — 2.5%

Ak-Chin Indian Community Revenue, AZ, LOC-Bank of America N.A.	0.300%	7/1/10	3,055,000	3,055,000	(a)
Arizona Health Facilities Authority Revenue, Banner Health System, LOC-U.S. Bank N.A.	0.210%	7/7/10	49,190,000	49,190,000	(a)
Phoenix, AZ, Civic Improvement Corp., Airport Revenue, TECP:
BAN, LOC-Bank of America N.A.	0.320%	8/5/10	23,700,000	23,700,000
BAN, LOC-Bank of America N.A.	0.340%	9/2/10	37,600,000	37,600,000
Phoenix, AZ, IDA Revenue, Southwestern College Phoenix, LOC-Comerica Bank	0.380%	7/1/10	3,335,000	3,335,000	(a)
Tempe, AZ, Transportation Excise Tax Revenue, SPA-Royal Bank of Canada	0.240%	7/7/10	18,900,000	18,900,000	(a)
Yavapai County, AZ, IDA, Hospital Facility Revenue:
Northern Arizona Health Care, LOC-Banco Bilbao Vizcaya	0.450%	7/1/10	3,000,000	3,000,000	(a)
Refunding, Yavapai Regional Medical Center, LOC-UBS AG	0.290%	7/1/10	2,200,000	2,200,000	(a)

Total Arizona				140,980,000

California — 4.3%

California Health Facilities Finance Authority Revenue, Stanford Hospital	0.200%	7/7/10	6,600,000	6,600,000	(a)
California Health Facilities Financing Authority, TECP	0.350%	9/9/10	29,400,000	29,400,000
California Health Facilities Financing Authority, TECP	0.370%	10/7/10	14,620,000	14,620,000
California Infrastructure & Economic Development Bank Revenue, Rand Corp., LOC-Bank of America N.A.	0.160%	7/1/10	100,000	100,000	(a)
California State, GO:
LOC-Bank of Montreal	0.120%	7/1/10	1,675,000	1,675,000	(a)
LOC-JPMorgan Chase	0.180%	7/1/10	300,000	300,000	(a)
California Statewide CDA, TECP	0.300%	8/11/10	14,300,000	14,300,000
California Statewide CDA, TECP	0.370%	10/6/10	8,225,000	8,225,000
California Statewide CDA, TECP	0.400%	12/8/10	9,000,000	9,000,000
California Statewide CDA, TECP:

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (cont’d)	June 30, 2010

WESTERN ASSET MUNICIPAL MONEY MARKET FUND

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

California — continued
Kaiser Permanente	0.340%	10/6/10	$7,800,000	$7,800,000
Kaiser Permanente	0.370%	10/19/10	17,900,000	17,900,000
Kaiser Permanente	0.380%	11/10/10	10,000,000	10,000,000
Kaiser Permanente	0.400%	12/2/10	8,800,000	8,800,000
Kaiser Permanente	0.410%	12/9/10	9,700,000	9,700,000
Concord, CA, MFH Revenue, Maplewood & Golden Glen, LOC-Citibank N.A.	0.330%	7/1/10	1,525,000	1,525,000	(a)(b)
East Bay, CA, MUD Water Systems Revenue	0.310%	3/1/11	12,655,000	12,655,000	(c)
East Bay, CA, MUD, TECP	0.350%	8/3/10	24,000,000	24,000,000
East Bay, CA, MUD, TECP	0.460%	8/10/10	11,000,000	11,000,000
East Bay, CA, MUD, TECP	0.500%	9/9/10	11,000,000	11,000,000
Grant, CA, Joint Union High School District, COP, School Facility Bridge Funding Program, AGM, SPA-Dexia Credit Local	0.460%	7/1/10	9,800,000	9,800,000	(a)
Hemet, CA, MFH Revenue, Sunwest Retirement, LIQ-FHLMC	0.240%	7/1/10	500,000	500,000	(a)
Metropolitan Water District of Southern California	0.360%	3/7/11	11,785,000	11,785,000	(c)
Metropolitan Water District of Southern California, SPA-Lloyds TSB Bank PLC	0.180%	7/1/10	500,000	500,000	(a)
Oakland, CA, Joint Powers Financing Authority Revenue, Fruitvale Health Project Inc., LOC-Citibank N.A.	0.210%	7/7/10	1,740,000	1,740,000	(a)
Orange County, CA, Apartment Development Revenue, Villas La Paz, LIQ-FNMA	0.250%	7/1/10	1,100,000	1,100,000	(a)
Orange County, CA, Sanitation Districts, COP, SPA-Dexia Public Finance Bank	0.180%	7/1/10	400,000	400,000	(a)
Sacramento County, CA, Sanitation District Financing Authority Revenue, LIQ-Bank of America N.A.	0.170%	7/1/10	100,000	100,000	(a)
San Francisco, CA, City & County Airports Commission, International Airport Revenue, AGM, SPA-Dexia Credit Local	0.370%	7/7/10	3,000,000	3,000,000	(a)
Santa Clara Valley, CA, Transportation Authority, Sales Tax Revenue, SPA-Dexia Credit Local	0.330%	7/1/10	12,400,000	12,400,000	(a)
Southern California Public Power Authority, Project Revenue, LOC-KBC Bank N.V.	0.200%	7/7/10	700,000	700,000	(a)

Total California				240,625,000

Colorado — 1.9%

Colorado HFA Revenue:
Multi-Family Project, SPA-FHLB	0.310%	7/7/10	900,000	900,000	(a)
Multi-Family Project, SPA-FHLB	0.350%	7/7/10	4,100,000	4,100,000	(a)(b)
Multi-Family, SPA-FHLB	0.250%	7/7/10	18,865,000	18,865,000	(a)(b)
Colorado School of Mines Enterprise Revenue, LOC-Dexia Credit Local	0.180%	7/1/10	1,780,000	1,780,000	(a)
Colorado Springs, CO, Utilities Revenue, Subordinated, Lien Improvement, SPA-Dexia Credit Local	0.330%	7/1/10	13,800,000	13,800,000	(a)
Colorado State Education Loan Program, TRAN	2.000%	8/12/10	11,980,000	12,002,195
Denver, CO, City & County, COP, SPA-JPMorgan Chase	0.130%	7/1/10	37,450,000	37,450,000	(a)
Erie, CO, COP, LOC-Keybank N.A.	1.100%	7/7/10	55,000	55,000	(a)
La Plata County, CO, PCR, BP Amoco Project	0.450%	9/1/10	600,000	600,476	(d)
University of Colorado Hospital Authority Revenue, AGM, SPA-Wells Fargo Bank N.A.	0.280%	7/7/10	15,320,000	15,320,000	(a)

Total Colorado				104,872,671

Connecticut — 0.7%

Capital City EDA, SPA-Fleet National Bank	0.360%	7/7/10	16,400,000	16,400,000	(a)
Capital City EDA, Parking & Energy Fee Revenue, SPA-Bank of America	0.360%	7/7/10	11,300,000	11,300,000	(a)

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (cont’d)	June 30, 2010

WESTERN ASSET MUNICIPAL MONEY MARKET FUND

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

Connecticut — continued
Connecticut State HFA, Housing Mortgage Finance Program, SPA-FHLB	0.330%	7/1/10	$2,700,000	$2,700,000	(a)(b)
Hartford, CT, GO, BAN	2.500%	4/14/11	7,900,000	8,024,826

Total Connecticut				38,424,826

Delaware — 0.2%

Delaware State Health Facilities Authority Revenue, Bayhealth Medical Center Inc., LOC- PNC Bank N.A.	0.260%	7/1/10	5,050,000	5,050,000	(a)
University of Delaware Revenue, SPA-Bank of America N.A.	0.150%	7/1/10	5,900,000	5,900,000	(a)

Total Delaware				10,950,000

District of Columbia — 1.6%

District of Columbia Enterprise Zone Revenue, Crowell and Moring LLP Project, LOC-Wells Fargo Bank N.A.	0.390%	7/7/10	2,600,000	2,600,000	(a)(b)
District of Columbia Revenue:
American Legacy Foundation	0.290%	7/1/10	8,000,000	8,000,000	(a)
American Sociological Association, LOC-PNC Bank N.A.	0.280%	7/1/10	5,110,000	5,110,000	(a)
George Washington University, LOC-Bank of America N.A.	0.230%	7/7/10	12,350,000	12,350,000	(a)
Henry J. Kaiser Foundation, SPA-JPMorgan Chase	0.310%	7/1/10	12,900,000	12,900,000	(a)
Jesuit Conference, LOC-PNC Bank	0.280%	7/1/10	4,765,000	4,765,000	(a)
The Pew Charitable Trusts, LOC-PNC Bank N.A.	0.260%	7/1/10	2,100,000	2,100,000	(a)
Vestry Rock Creek Parish, LOC-PNC Bank N.A.	0.280%	7/1/10	7,585,000	7,585,000	(a)
Washington Center For Internships and Academic Seminars, LOC-Branch Banking & Trust	0.340%	7/1/10	4,000,000	4,000,000	(a)
District of Columbia University Revenue, Georgetown University, LOC-TD Bank N.A.	0.250%	7/1/10	2,500,000	2,500,000	(a)
Metropolitan Washington, DC, Airports Authority, AGM, SPA-Dexia Credit Local	0.400%	7/7/10	12,760,000	12,760,000	(a)(b)
Metropolitan Washington, DC, Airports Authority, TECP, Airport System Revenue, LOC-JPMorgan Chase	0.330%	8/11/10	16,600,000	16,600,000

Total District of Columbia				91,270,000

Florida — 7.6%

Broward County, FL, HFA, MFH, Sawgrass Pines Apartments Project, LOC-GE Capital Corp.	0.380%	7/1/10	1,000,000	1,000,000	(a)(b)
Broward County, FL, School Board, COP, AGM, SPA-Dexia Credit Local	0.300%	7/1/10	4,500,000	4,500,000	(a)
Florida Housing Finance Corp., Multi-Family Mortgage Revenue, Mariners Cay Apartments, FNMA, LIQ-FNMA	0.290%	7/1/10	1,560,000	1,560,000	(a)
Florida Municipal Loan Council, TECP, LOC-Bank of America	0.250%	8/9/10	9,500,000	9,500,000

Highlands County, FL, Health Facilities Authority Revenue:
Adventist Health System, LOC-PNC Bank N.A.	0.260%	7/1/10	5,565,000	5,565,000	(a)
Adventist Health System, LOC-Wells Fargo Bank N.A.	0.270%	7/1/10	11,400,000	11,400,000	(a)
Hillsborough County, FL, IDA Revenue, Independent Day School Project of Tampa, LOC- Bank of America N.A.	0.450%	7/1/10	1,600,000	1,600,000	(a)
Hillsborough County, FL, School Board COP, Master Lease, NATL, LOC-Wells Fargo Bank N.A.	0.150%	7/1/10	38,475,000	38,475,000	(a)
Jacksonville, FL, Electric Authority Revenue, TECP:

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (cont’d)	June 30, 2010

WESTERN ASSET MUNICIPAL MONEY MARKET FUND

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

Florida — continued
LOC-Dexia Credit Local	0.370%	7/8/10	$37,750,000	$37,750,000
LOC-Landesbank Hessen-Thuringen	0.370%	8/3/10	7,900,000	7,900,000
Jacksonville, FL, Electric Authority, TECP:
LOC-JPMorgan Chase	0.300%	8/5/10	16,500,000	16,500,000
LOC-JPMorgan Chase	0.250%	8/9/10	21,500,000	21,500,000
LOC-JPMorgan Chase	0.400%	10/7/10	21,200,000	21,200,000
Jacksonville, FL, Health Facilities Authority, Hospital Revenue:
Baptist Medical Center Project, LOC-Bank of America N.A.	0.150%	7/1/10	4,800,000	4,800,000	(a)
Southern Baptist Hospital, LOC-Wells Fargo Bank N.A.	0.150%	7/1/10	35,000	35,000	(a)
Jacksonville, FL, Water & Sewer System Revenue, SPA-Banco Bilbao Vizcaya	0.390%	7/7/10	22,915,000	22,915,000	(a)
JEA District, FL, Electric System Revenue, SPA-Wells Fargo Bank N.A.	0.150%	7/1/10	10,000,000	10,000,000	(a)
Orange County, FL, Health Facilities Authority Revenue:
Hospitals, Orlando Regional Healthcare, AGM, SPA-Dexia Credit Local	0.230%	7/1/10	400,000	400,000	(a)
Orlando Regional Healthcare, AGM, SPA-Dexia Credit Local	0.250%	7/1/10	100,000	100,000	(a)
Presbyterian Retirement Communities Inc., LOC-Branch Banking & Trust	0.330%	7/1/10	5,800,000	5,800,000	(a)
Orlando & Orange County, FL:
Expressway Authority Refunding AGM, SPA-Dexia Credit Local	0.300%	7/1/10	3,900,000	3,900,000	(a)
Expressway Authority, AGM	0.300%	7/1/10	20,935,000	20,935,000	(a)
Orlando, FL, Utilities Commission, Utility System Revenue, SPA-Banco Bilbao Vizcaya	0.440%	7/7/10	54,800,000	54,800,000	(a)
Palm Beach County, FL, HFA, MFH Revenue, Palm Gardens Apartments Project, LOC-Citibank N.A.	0.290%	7/7/10	10,250,000	10,250,000	(a)(b)
Palm Beach County, FL, Revenue, Raymond F. Kravis Center Project, LOC-Northern Trust Co.	0.300%	7/1/10	4,590,000	4,590,000	(a)
Pasco County, FL, IDA, Leveredge Project, LOC-RBC Centura Bank	0.400%	7/7/10	8,500,000	8,500,000	(a)(b)
Pinellas County, FL, Health Facilities Authority Revenue:
Baycare Health System, LOC-Northern Trust Co.	0.290%	7/1/10	10,000,000	10,000,000	(a)
Health Systems Baycare, AGM, SPA-Morgan Stanley	0.320%	7/1/10	51,815,000	51,815,000	(a)
Sarasota County, FL, Health Facility Authority Revenue, Bay Village Project, LOC-Bank of America N.A.	0.320%	7/1/10	6,100,000	6,100,000	(a)(e)
Sarasota County, FL, Public Hospital District Revenue, Sarasota Memorial Hospital, LOC- Northern Trust Co.	0.120%	7/1/10	20,400,000	20,400,000	(a)
Sunshine State, FL, Governmental Financing Commission Revenue, LOC-Dexia Credit Local	0.290%	7/7/10	10,000,000	10,000,000	(a)

Total Florida				423,790,000

Georgia — 2.7%

Atlanta, GA, Development Authority Revenue, Georgia Aquarium Inc. Project, LOC- SunTrust Bank & FHLB	0.200%	7/7/10	11,250,000	11,250,000	(a)
Carroll County, GA, Development Authority Revenue, Royal Metal Productions Inc. Project, LOC-Branch Banking & Trust	0.420%	7/1/10	3,380,000	3,380,000	(a)(b)
Coweta County, GA, Development Authority Revenue, W.Y. Newnan Holding LLC Project, LOC-Wells Fargo Bank N.A.	0.470%	7/1/10	4,770,000	4,770,000	(a)(b)

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (cont’d)	June 30, 2010

WESTERN ASSET MUNICIPAL MONEY MARKET FUND

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

Georgia — continued
Coweta County, GA, Residential Care Facilities for the Elderly Authority, Wesley Woods of Newnan, LOC-Branch Banking & Trust Co.	0.220%	7/7/10	$17,400,000	$17,400,000	(a)
De Kalb County, GA, Housing Authority, MFH Revenue, Friendly Heights LP, LOC-FHLMC	0.350%	7/1/10	6,860,000	6,860,000	(a)(b)
Douglas County, GA, Development Authority, IDR, Pandosia LLC Project, LOC-Wells Fargo Bank N.A.	0.370%	7/1/10	1,715,000	1,715,000	(a)(b)
Floyd County, GA, Development Authority Revenue:
Berry College Inc. Project, LOC-FHLB, SunTrust Bank	0.200%	7/7/10	16,700,000	16,700,000	(a)
Berry College Inc., LOC-FHLB, SunTrust Bank	0.200%	7/7/10	6,295,000	6,295,000	(a)
Fulton County, GA, Development Authority Revenue:
Children’s Health Care of Atlanta Foundation Inc., SPA-Landesbank Hessen-Thuringen	0.220%	7/7/10	7,200,000	7,200,000	(a)
Doris & Weber School Project, LOC-Branch Banking & Trust	0.340%	7/1/10	2,550,000	2,550,000	(a)
Lovett School Project, LOC-FHLB, SunTrust Bank	0.200%	7/7/10	5,000,000	5,000,000	(a)
Shepherd Center Inc., LOC-FHLB, SunTrust Bank	0.200%	7/7/10	3,400,000	3,400,000	(a)
Woodward Academy Inc., LOC-FHLB, SunTrust Bank	0.200%	7/7/10	8,600,000	8,600,000	(a)
Gainesville & Hall County, GA, Development Authority Revenue, Senior Living Facility, Lanier Village Estates Inc., Radian, LOC-Bank of America N.A., SPA-LaSalle Bank N.A.	0.150%	7/1/10	7,700,000	7,700,000	(a)
Greene County, GA, Development Authority Sewer Facilities Revenue, Carey Station Welfare LLC Project, LOC-Wells Fargo Bank N.A.	0.470%	7/1/10	4,230,000	4,230,000	(a)(b)
Gwinnett County, GA, Development Authority, IDR, Barco Inc. Project, LOC-Branch Banking & Trust	0.420%	7/1/10	8,675,000	8,675,000	(a)(b)
Kennesaw, GA, Development Authority, MFH Revenue, Walton Ridenour Apartments LP, LOC-FHLB, SunTrust Bank	0.260%	7/7/10	4,800,000	4,800,000	(a)(b)
Municipal Electric Authority, GA, Project One, Subordinated, AGM, SPA-Dexia Credit Local	0.290%	7/7/10	900,000	900,000	(a)
Municipal Electric Authority, GA, TECP, LOC-Landesbank Hessen-Thuringen	0.340%	8/6/10	13,230,000	13,230,000
Savannah, GA, EDA Revenue, Savannah Country Day School, LOC-Branch Banking & Trust	0.340%	7/1/10	4,800,000	4,800,000	(a)
Stephens County, GA, Development Authority, IDR, CMC of Georgia Inc. Project, LOC-Branch Banking & Trust	0.420%	7/1/10	6,550,000	6,550,000	(a)(b)
Thomasville, GA, Hospital Authority Revenue, Anticipation CTFS, John D Archbold Memorial Hospital, LOC-Branch Banking & Trust	0.340%	7/1/10	2,550,000	2,550,000	(a)
Valdosta-Lowndes County, GA, IDA Revenue, Steeda Autosports Project, LOC-Bank of America N.A.	0.400%	7/1/10	3,900,000	3,900,000	(a)(b)

Total Georgia				152,455,000

Illinois — 3.3%

Bloomington, IL, Normal Airport Authority, SPA-Bank One N.A.	0.250%	7/7/10	3,300,000	3,300,000	(a)
Chicago, IL, Board of Education, GO, AGM, SPA-Dexia Public Finance Bank	0.390%	7/1/10	2,270,000	2,270,000	(a)
Chicago, IL, IDR, Victoria Ltd. LLC Project, LOC-LaSalle Bank N.A.	0.450%	7/1/10	2,900,000	2,900,000	(a)(b)
Chicago, IL, MFH, Hyde Park Redevelopment Ltd. Project, LOC-Harris Trust and Savings Bank	0.370%	7/1/10	3,115,000	3,115,000	(a)(b)
Chicago, IL, Midway Airport Revenue, LOC-Morgan Stanley Bank	0.340%	7/1/10	10,300,000	10,300,000	(a)(b)

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (cont’d)	June 30, 2010

WESTERN ASSET MUNICIPAL MONEY MARKET FUND

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

Illinois — continued
Chicago, IL, Tax Increment Revenue, Tax Allocation Bonds, Near North Redevelopment Project, Senior Lien, LOC-Bank of New York	0.270%	7/7/10	$9,800,000	$9,800,000	(a)
Chicago, IL, Wastewater Transmission Revenue, LOC-Bank of America N.A.	0.140%	7/1/10	15,300,000	15,300,000	(a)
Chicago, IL, Water Revenue, LOC-State Street Bank & Trust Co.	0.330%	7/1/10	3,200,000	3,200,000	(a)
Cook County, IL, Catholic Theological University Project, LOC-Harris Trust and Savings Bank	0.260%	7/7/10	1,000,000	1,000,000	(a)
Cook County, IL, Community High School District No. 228 Bremen, GO, LOC-Assured Guaranty	3.000%	12/15/10	2,225,000	2,250,758
Cook County, IL, IDR:
Kenneth Properties Project, LOC-LaSalle Bank	0.450%	7/1/10	1,250,000	1,250,000	(a)(b)
Little Lady Foods Inc. Project, LOC-LaSalle Bank	0.450%	7/1/10	1,515,000	1,515,000	(a)(b)
Crestwood, IL, Revenue, Trinity Christian College, LOC-Fifth Third Bank	0.550%	7/2/10	7,245,000	7,245,000	(a)
Illinois DFA:
Carmel High School Project, LOC-LaSalle Bank	0.310%	7/7/10	2,000,000	2,000,000	(a)
Chicago Educational Television Association, LOC-LaSalle Bank N.A.	0.250%	7/7/10	700,000	700,000	(a)
Illinois DFA, IDR:
Prairie Packaging Inc. Project, LOC-LaSalle Bank	0.400%	7/1/10	5,000,000	5,000,000	(a)(b)
Profile Packaging Inc. Project, LOC-LaSalle Bank	0.450%	7/1/10	2,000,000	2,000,000	(a)(b)
Illinois Finance Authority Revenue:
Central Dupage, LIQ-JPMorgan Chase	0.140%	7/1/10	100,000	100,000	(a)
Everest Academy of Lemont Inc., LOC-First Midwest Bank N.A., FHLB	0.400%	7/1/10	6,900,000	6,900,000	(a)
Illinois College, LOC-U.S. Bank	0.290%	7/1/10	12,900,000	12,900,000	(a)
Lake Forest Country Day School, LOC-Northern Trust Co.	0.260%	7/7/10	4,000,000	4,000,000	(a)
Loyola Academy, LOC-JPMorgan Chase	0.260%	7/7/10	10,000,000	10,000,000	(a)
Northwestern University	0.400%	3/1/11	10,600,000	10,600,000	(c)
OSF Healthcare System, LOC-Wells Fargo Bank N.A.	0.170%	7/1/10	335,000	335,000	(a)
Provena Health, LOC-JPMorgan Chase	0.300%	7/1/10	10,500,000	10,500,000	(a)
Resurrection Health, LOC-JPMorgan Chase	0.220%	7/1/10	10,975,000	10,975,000	(a)
Uhlich Children’s Advantage, LOC-JPMorgan Chase	0.330%	7/1/10	4,605,000	4,605,000	(a)
Wesleyan University, LOC-Northern Trust Co.	0.260%	7/1/10	4,700,000	4,700,000	(a)
Illinois Finance Authority, MFH Revenue, Liberty Towers Associates, LOC-Harris N.A.	0.330%	7/1/10	5,010,000	5,010,000	(a)
Illinois Housing Development Authority, MFH Revenue, Galesburg Towers Associates II, LOC-Harris N.A.	0.440%	7/1/10	3,895,000	3,895,000	(a)(b)
Illinois State Toll Highway Authority, Toll Highway Revenue, SPA-Dexia Credit Local	0.300%	7/1/10	1,300,000	1,300,000	(a)
Libertyville, IL, Industrial Revenue, Fabrication Technologies, LOC-LaSalle Bank N.A.	0.450%	7/1/10	2,210,000	2,210,000	(a)(b)
Lombard, IL, Revenue, National University Health Sciences Project, LOC-JPMorgan Chase	0.300%	7/1/10	180,000	180,000	(a)
Oak Lawn, IL, IDR, Lavergne Partners Project, LOC-LaSalle National Bank	0.450%	7/1/10	780,000	780,000	(a)(b)
Peoria, IL, Multi-Family Revenue, Housing, Oak Woods Apartments Project, FNMA, LIQ-FNMA	0.320%	7/1/10	2,900,000	2,900,000	(a)(b)
Plainfield, IL, IDR, Plainfield Molding Project, LOC-LaSalle National Bank	0.400%	7/1/10	3,765,000	3,765,000	(a)(b)
Savanna, IL, IDR, Metform LLC Project, LOC-Bank of America N.A.	0.280%	7/7/10	3,400,000	3,400,000	(a)

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (cont’d)	June 30, 2010

WESTERN ASSET MUNICIPAL MONEY MARKET FUND

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

Illinois — continued
Will County, IL, Revenue, University of St. Francis, LOC-Fifth Third Bank	0.500%	7/7/10	$10,410,000	$10,410,000	(a)

Total Illinois				182,610,758

Indiana — 1.4%

Clarksville, IN, Revenue, Retirement Housing Foundation, LOC-KBC Bank N.V.	0.280%	7/1/10	4,115,000	4,115,000	(a)
Fort Wayne, IN, Waterworks Utility Revenue, BAN	0.600%	2/10/11	2,500,000	2,500,000
Indiana Finance Authority, Hospital Revenue, Clarian Health Partners Inc., LOC-Branch Banking & Trust	0.260%	7/7/10	4,725,000	4,725,000	(a)
Indiana Finance Authority, Solid Waste Disposal Revenue, New Holland Dairy Leasing, LOC-LaSalle Bank N.A.	0.450%	7/1/10	3,200,000	3,200,000	(a)(b)
Indiana Health & Educational Facilities Financing Authority Revenue, Refunding, Community Village Hartsfield, LOC-Harris N.A.	0.270%	7/1/10	6,830,000	6,830,000	(a)
Indiana Health Facilities Financing Authority, Hospital Revenue, Deaconess Hospital Obligation, LOC-Fifth Third Bank	0.550%	7/2/10	6,570,000	6,570,000	(a)
Indiana State Finance Authority Revenue:
Lease Appropriation	0.250%	7/1/10	16,065,000	16,065,000	(a)
Lease Appropriation, SPA-JPMorgan Chase	0.140%	7/1/10	3,500,000	3,500,000	(a)
Lease Appropriation, SPA-JPMorgan Chase	0.160%	7/1/10	1,700,000	1,700,000	(a)
Marquette Project, LOC-Branch Banking & Trust	0.360%	7/1/10	6,785,000	6,785,000	(a)
Indianapolis, IN, Local Public Improvement Bond Bank, Indianapolis Airport Project, AGM, SPA-Dexia Credit Local	0.300%	7/7/10	15,000,000	15,000,000	(a)(b)
Indianapolis, IN, MFH Revenue, Washington Pointe LP Project, FNMA, LIQ-FNMA	0.300%	7/2/10	5,095,000	5,095,000	(a)

Total Indiana				76,085,000

Iowa — 0.7%

Grinnell, IA, Hospital Revenue, Grinnell Medical Center, LOC-U.S. Bank N.A.	0.150%	7/1/10	660,000	660,000	(a)
Iowa City, IA, Revenue, Act Inc., SPA-U.S. Bank N.A.	0.150%	7/1/10	1,400,000	1,400,000	(a)
Iowa Finance Authority, Health Facilities Revenue, Iowa Health System, LOC-JPMorgan Chase	0.140%	7/1/10	12,420,000	12,420,000	(a)
Iowa Finance Authority, MFH Revenue:
SPA-Dexia Credit Local	0.460%	7/1/10	6,500,000	6,500,000	(a)(b)
Windsor on the River LLC, LOC-Wells Fargo Bank N.A.	0.350%	7/1/10	7,000,000	7,000,000	(a)(b)
Iowa Finance Authority, Single-Family Revenue, GNMA, FNMA, SPA-FHLB	0.310%	7/1/10	9,945,000	9,945,000	(a)(b)

Total Iowa				37,925,000

Kansas — 0.1%

Kansas State Department of Transportation Highway Revenue, SPA-JP Morgan Chase	0.240%	7/1/10	2,000,000	2,000,000	(a)
Prairie Village, KS, Multi-Family Revenue, Refunding, Corinth Place Apartments Project, FHLMC, LIQ-FHLMC	0.310%	7/1/10	4,500,000	4,500,000	(a)

Total Kansas				6,500,000

Kentucky — 1.2%

Boone County, KY, Industrial Building Revenue, Kiswel Inc. Project, LOC-Branch Banking & Trust	0.420%	7/1/10	7,110,000	7,110,000	(a)(b)
Boyle County, KY, Hospital Revenue, Ephraim McDowell Health Project, LOC-Branch Banking & Trust	0.330%	7/1/10	6,900,000	6,900,000	(a)

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (cont’d)	June 30, 2010

WESTERN ASSET MUNICIPAL MONEY MARKET FUND

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

Kentucky — continued
Georgetown, KY, Industrial Building Revenue, Refunding, Georgetown College Project, LOC-Fifth Third Bank	0.550%	7/2/10	$10,475,000	$10,475,000	(a)
Kentucky Economic Development Finance Authority, Hospital Facilities Revenue:
Baptist Healthcare System Inc., LOC-JPMorgan Chase	0.130%	7/1/10	5,400,000	5,400,000	(a)
Baptist Healthcare System, LOC-Branch Banking & Trust	0.330%	7/1/10	9,000,000	9,000,000	(a)
Kentucky Housing Corp., Housing Revenue	0.320%	7/7/10	3,400,000	3,400,000	(a)(b)
Kentucky Housing Corp., Housing Revenue, SPA-Kentucky Housing Corp.	0.320%	7/7/10	2,000,000	2,000,000	(a)(b)
Richmond, KY, League of Cities Funding Trust, Lease Program Revenue, LOC-U.S. Bank	0.290%	7/2/10	680,000	680,000	(a)
Williamsburg, KY, Educational Building Revenue, Refunding & Improvement Cumberland Project, LOC-Fifth Third Bank	0.550%	7/2/10	21,825,000	21,825,000	(a)(e)

Total Kentucky				66,790,000

Louisiana — 1.6%

Louisiana PFA Revenue:
C-Port LLC Project, LOC-Bank of America N.A.	0.320%	7/1/10	6,000,000	6,000,000	(a)
Dynamic Fuels LLC Project, LOC-JPMorgan Chase	0.150%	7/1/10	20,000,000	20,000,000	(a)
Tiger Atletic, LOC-Capital One N.A., FHLB	0.300%	7/1/10	33,550,000	33,550,000	(a)
Louisiana PFA, Hospital Revenue, Franciscan Missionaries of our Lady Health System Inc., LOC-JPMorgan Chase	0.150%	7/1/10	7,300,000	7,300,000	(a)
Louisiana State Offshore Terminal Authority, Deepwater Port Revenue:
Loop LLC Project, LOC-SunTrust Bank	0.270%	7/1/10	12,200,000	12,200,000	(a)
Loop LLC Project, LOC-SunTrust Bank	0.380%	7/7/10	2,000,000	2,000,000	(a)
St. James Parish, LA, PCR, Texaco Inc. Project	0.100%	7/1/10	5,900,000	5,900,000	(a)

Total Louisiana				86,950,000

Maine — 0.1%

Biddeford, ME, GO, BAN	1.000%	4/15/11	6,000,000	6,020,689

Maryland — 4.6%

Baltimore County, MD, EDR, Republic Services Inc. Project, LOC-Bank of America	0.400%	7/1/10	3,020,000	3,020,000	(a)(b)
John Hopkins University Revenue, TECP	0.330%	9/7/10	13,711,000	13,711,000
John Hopkins University Revenue, TECP	0.330%	9/8/10	3,000,000	3,000,000
John Hopkins University Revenue, TECP:
Maryland Health & Higher EFA	0.330%	8/10/10	4,816,000	4,816,000
Maryland Health & Higher EFA	0.270%	8/16/10	10,368,000	10,368,000
Maryland Health & Higher EFA	0.260%	8/17/10	9,548,000	9,548,000
Maryland Health & Higher EFA	0.330%	9/8/10	4,613,000	4,613,000
Maryland Health & Higher EFA	0.350%	10/6/10	15,600,000	15,600,000
John Hopkins University, TECP:
Maryland Health & Higher EFA	0.270%	8/10/10	13,216,000	13,216,000
Maryland Health & Higher EFA	0.270%	8/11/10	5,000,000	5,000,000
Maryland Health & Higher EFA	0.280%	8/13/10	13,870,000	13,870,000
Maryland State Community Development Administration Department of Housing & Community Development, Residential, SPA-Lloyds TSB Bank PLC	0.300%	7/1/10	1,300,000	1,300,000	(a)(b)
Maryland State Economic Development Corp., EDR, Academy of Sciences Project, LOC-Bank of America N.A.	0.400%	7/1/10	1,535,000	1,535,000	(a)
Maryland State Health & Higher EFA Revenue:

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (cont’d)	June 30, 2010

WESTERN ASSET MUNICIPAL MONEY MARKET FUND

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

Maryland — continued
Archdiocese Baltimore Schools, LOC-PNC Bank N.A.	0.280%	7/2/10	$3,600,000	$3,600,000	(a)
Gaudenzia Foundation, LOC-PNC Bank	0.280%	7/2/10	2,485,000	2,485,000	(a)
University of Maryland Medical System, LOC-PNC Bank N.A.	0.260%	7/2/10	9,000,000	9,000,000	(a)
Maryland State Stadium Authority, Sports Facilities Lease Revenue:
Refunding, Football Stadium, SPA-Dexia Credit Local	0.330%	7/1/10	10,110,000	10,110,000	(a)
SPA - Dexia Credit Local	0.400%	7/7/10	34,145,000	34,145,000	(a)(b)
Montgomery County, MD, Housing Opportunities Commission, Multi-Family Revenue, Housing Development, GNMA, FNMA, FHLMC, FHA, SPA-PNC Bank	0.280%	7/1/10	8,850,000	8,850,000	(a)
Montgomery County, MD, Housing Opportunities Commission, Multi-Family Revenue, Housing Development, GNMA, FNMA, FHLMC, FHA, SPA-PNC Bank N.A.	0.320%	7/1/10	13,005,000	13,005,000	(a)(b)
Montgomery County, MD, TECP, BAN, LIQ-JPMorgan Chase	0.370%	8/17/10	22,600,000	22,600,000
Prince Georges County, MD, MFH, Allentowne Apartments Project, LOC-Wells Fargo Bank N.A.	0.320%	7/1/10	13,900,000	13,900,000	(a)(b)
Washington Suburban Sanitation District, MD, GO:
BAN, SPA-Helaba	0.240%	7/7/10	31,500,000	31,500,000	(a)
BAN, SPA-Landesbank Hessen-Thuringen	0.250%	7/7/10	2,800,000	2,800,000	(a)
Wicomico County, MD, EDR, Harvard Custom Manufacturing Inc. Project, LOC-Bank of America N.A.	0.350%	7/1/10	4,500,000	4,500,000	(a)(b)

Total Maryland				256,092,000

Massachusetts — 3.1%

Malden, MA, GO, BAN	1.250%	4/29/11	12,700,000	12,774,179
Massachusetts Bay Transportation Authority, TECP:
BAN, Fortis Bank SA	0.260%	8/12/10	2,700,000	2,700,000
BAN, LOC-Fortis Bank	0.290%	8/12/10	25,000,000	25,000,000
Massachusetts Health & Education University Revenue, TECP	0.300%	8/9/10	25,777,000	25,777,000
Massachusetts State Department of Transportation, Metropolitan Highway System Revenue:
LOC-Citibank N.A.	0.220%	7/7/10	5,000,000	5,000,000	(a)
LOC-Wells Fargo Bank N.A.	0.220%	7/7/10	5,000,000	5,000,000	(a)
Massachusetts State DFA, ISO New England Inc., LOC-Key Bank N.A.	0.270%	7/1/10	3,000,000	3,000,000	(a)
Massachusetts State DFA Revenue:
Boston University, LOC-Citizens Bank, FHLB	0.240%	7/1/10	4,520,000	4,520,000	(a)
Judge Rotenburg Educational Center, LOC-Fleet National Bank	0.210%	7/7/10	470,000	470,000	(a)
Marine Biological Laboratory, LOC-JPMorgan Chase	0.320%	7/1/10	2,800,000	2,800,000	(a)
Notre Dame Health Care Center, LOC-KBC Bank NV	0.360%	7/1/10	4,320,000	4,320,000	(a)
St. Mark’s School, LOC-Bank of America	0.310%	7/1/10	4,645,000	4,645,000	(a)
Wentworth Institute of Technology, LOC-JPMorgan Chase	0.320%	7/1/10	1,700,000	1,700,000	(a)
Massachusetts State HEFA, Revenue, Museum of Fine Arts, SPA-Bank of America N.A.	0.150%	7/1/10	22,600,000	22,600,000	(a)
Massachusetts State HEFA Revenue:
Amherst College	0.150%	7/1/10	1,000,000	1,000,000	(a)
Capital Asset Program, LOC-Bank of America	0.130%	7/1/10	200,000	200,000	(a)
Capital Asset Program, LOC-Bank of America	0.260%	7/1/10	170,000	170,000	(a)
Harvard University	0.220%	7/1/10	600,000	600,000	(a)

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (cont’d)	June 30, 2010

WESTERN ASSET MUNICIPAL MONEY MARKET FUND

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

Massachusetts — continued
Massachusetts Institute of Technology	0.240%	7/1/10	$200,000	$200,000	(a)
Partners Healthcare Systems	0.100%	7/1/10	2,700,000	2,700,000	(a)
Williams College	0.180%	7/7/10	5,250,000	5,250,000	(a)
Massachusetts State Water Resources Authority, Multi-Modal Subordinated, Refunding, LOC-Landesbank Hessen-Thuringen	0.220%	7/1/10	1,325,000	1,325,000	(a)
Massachusetts State, GO:
Consolidated Loan, SPA-Bank of America N.A.	0.160%	7/1/10	4,400,000	4,400,000	(a)
Consolidated Loan, SPA-Dexia Credit Local	0.240%	7/1/10	19,000,000	19,000,000	(a)
SPA-Landesbank Hessen-Thuringen	0.320%	7/1/10	100,000	100,000	(a)
Quincy, MA, GO, BAN	1.250%	1/28/11	11,400,000	11,452,469
Winchester, MA, GO, BAN	1.000%	8/10/10	3,700,000	3,702,035	(f)
Worcester, MA, GO, BAN	1.250%	11/5/10	4,765,000	4,776,568

Total Massachusetts				175,182,251

Michigan — 2.1%

Michigan State HDA, AGM, LIQ-Dexia Credit Local	0.430%	7/7/10	610,000	610,000	(a)(b)
Michigan State Hospital Finance Authority Revenue:
Ltd. Obligation Radiation, LOC-Fifth Third Bank	0.550%	7/2/10	5,990,000	5,990,000	(a)
Marquette General Hospital, AGC, SPA-JPMorgan Chase	0.310%	7/1/10	10,000,000	10,000,000	(a)
Michigan State Housing Development Authority:
LOC-FNMA, FHLMC	0.240%	7/7/10	11,600,000	11,600,000	(a)
SPA-KBC Bank N.V.	0.310%	7/7/10	30,000,000	30,000,000	(a)(b)
Michigan State Strategic Fund Limited Obligation Revenue, Transnav Technologies Inc., LOC-LaSalle Bank Midwest	0.400%	7/1/10	4,505,000	4,505,000	(a)(b)
Michigan State, GO	2.000%	9/30/10	8,400,000	8,430,654
Oakland County, MI, Economic Development Corp., Limited Obligation Revenue, Detroit Skating Club Inc., LOC-Fifth Third Bank	0.550%	7/2/10	3,200,000	3,200,000	(a)
University of Michigan Revenue	0.150%	7/1/10	7,400,000	7,400,000	(a)
University of Michigan Revenue:
Hospital	0.150%	7/1/10	14,600,000	14,600,000	(a)
Hospital	0.260%	7/1/10	20,000,000	20,000,000	(a)

Total Michigan				116,335,654

Minnesota — 1.8%

City of Rochester, MN, TECP, Health Care Facilities Hospital Revenue	0.300%	7/14/10	3,800,000	3,800,000
Minnesota State Housing Finance Agency:
Residential Housing Finance, SPA-Lloyds TSB Bank PLC	0.320%	7/1/10	33,015,000	33,015,000	(a)(b)
Residential Housing, GO of Agency, SPA-Lloyds TSB Bank PLC	0.310%	7/1/10	31,895,000	31,895,000	(a)(b)
Regents of The University of Minnesota, TECP	0.330%	8/5/10	12,313,000	12,313,000
Regents of The University of Minnesota, TECP	0.380%	10/5/10	5,800,000	5,800,000
Rochester, MN, Health Care Facilities Revenue, Mayo Foundation, SPA-Bank of America N.A.	0.180%	7/7/10	9,160,000	9,160,000	(a)
University of Minnesota, GO, TECP	0.400%	10/12/10	3,000,000	3,000,000
University of Minnesota, TECP	0.400%	10/12/10	1,500,000	1,500,000

Total Minnesota				100,483,000

Mississippi — 1.9%

Mississippi Business Finance Corp., Gulf Opportunity Zone, SG Resources Mississippi LLC, LOC-FHLB, SunTrust Bank	0.200%	7/7/10	36,000,000	36,000,000	(a)
Mississippi Business Finance Corp., Gulf Opportunity Zone, Revenue, Petal Gas Storage LLC, LOC-SunTrust Bank	0.210%	7/7/10	10,000,000	10,000,000	(a)

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (cont’d)	June 30, 2010

WESTERN ASSET MUNICIPAL MONEY MARKET FUND

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

Mississippi — continued
Mississippi Business Finance Corp., IDR, Central Mississippi Banking Co. LLP, LOC-Bank of America N.A.	0.400%	7/1/10	$700,000	$700,000	(a)(b)
Mississippi Development Bank, Special Obligation, Harrison, AGM, SPA-Dexia Credit Local	0.400%	7/1/10	61,000,000	61,000,000	(a)

Total Mississippi				107,700,000

Missouri — 1.4%

Florissant, MO, IDA Revenue, Retirement Housing Foundation, LOC-KBC Bank NV	0.280%	7/1/10	6,800,000	6,800,000	(a)
Kansas City, MO, IDA Revenue, Ewing Marion Kauffman	0.160%	7/1/10	5,450,000	5,450,000	(a)
Missouri Development Finance Board, MO, Kauffman Center, SPA-Bank of America	0.190%	7/1/10	19,000,000	19,000,000	(a)
Missouri State HEFA, Educational Facilities Revenue, Rockhurst University, LOC-Bank of America NA	0.160%	7/1/10	6,200,000	6,200,000	(a)
Missouri State HEFA, Educational Facilities Revenue:
Ranken Technical College, LOC-Northern Trust Co.	0.160%	7/1/10	5,700,000	5,700,000	(a)
St. Louis Priory School Project, LOC-U.S. Bank N.A.	0.300%	7/1/10	3,400,000	3,400,000	(a)
Washington University, SPA-JPMorgan Chase	0.120%	7/1/10	100,000	100,000	(a)
Washington University, SPA-JPMorgan Chase	0.120%	7/1/10	2,400,000	2,400,000	(a)
Missouri State HEFA, Health Facilities Revenue, SSM Health Care Corp., LOC-JPMorgan Chase	0.230%	7/7/10	19,530,000	19,530,000	(a)
Missouri State HEFA, TECP, LOC-Bank of Nova Scotia	0.250%	8/5/10	4,300,000	4,300,000
St. Charles County, MO, Public Water Supply, District No. 2, COP, LOC-Bank of America N.A.	0.300%	7/1/10	2,200,000	2,200,000	(a)
University of Missouri, University Revenues, System Facilities	0.140%	7/1/10	4,000,000	4,000,000	(a)

Total Missouri				79,080,000

Montana — 0.0%

Montana State Board of Investment, Municipal Finance Consolidated Intercap	0.500%	3/1/11	2,500,000	2,500,000	(d)

Nebraska — 1.7%

Central Plains Energy Project, NE, Gas Project Revenue, SPA-Royal Bank of Canada	0.330%	7/1/10	28,300,000	28,300,000	(a)
Nebraska Educational Finance Authority Revenue, Creighton University Projects, LOC-JPMorgan Chase	0.140%	7/1/10	11,080,000	11,080,000	(a)
Nebraska Public Power District, TECP:
LIQ-Bank of Nova Scotia	0.340%	9/8/10	31,500,000	31,500,000
LIQ-Bank of Nova Scotia	0.370%	9/9/10	6,000,000	6,000,000
LOC-Bank of Nova Scotia	0.290%	8/13/10	3,055,000	3,055,000
LOC-Bank of Nova Scotia	0.340%	9/9/10	4,100,000	4,100,000
Omaha, NE, Public Power District, TECP:
LOC-JPMorgan Chase	0.260%	8/12/10	3,100,000	3,100,000
LOC-JPMorgan Chase	0.340%	9/8/10	10,800,000	10,800,000

Total Nebraska				97,935,000

Nevada — 3.4%

Carson City, NV, Hospital Revenue:
Carson Tahoe Regional Medical Center, LOC-U.S. Bank	0.270%	7/1/10	8,900,000	8,900,000	(a)
Tahoe Hospital Project, LOC-U.S. Bank	0.270%	7/1/10	17,475,000	17,475,000	(a)
Clark County, NV, Airport Revenue:
AGM, SPA-Dexia Credit Local	0.330%	7/7/10	30,000,000	30,000,000	(a)(b)
Junior Subordinated Lien Notes	2.500%	6/1/11	15,500,000	15,763,975

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (cont’d)	June 30, 2010

WESTERN ASSET MUNICIPAL MONEY MARKET FUND

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

Nevada — continued
Clark County, NV, Highway Revenue, TECP, LOC-BNP Paribas	0.400%	10/7/10	$9,100,000	$9,100,000
Las Vegas Valley, NV, Water District, Water Improvement, SPA-Dexia Credit Local	0.250%	7/1/10	11,250,000	11,250,000	(a)
Las Vegas Valley, NV, Water District, GO, Water Improvement, SPA-Dexia Credit Local	0.250%	7/1/10	2,750,000	2,750,000	(a)
Las Vegas Valley, NV, Water District, GO, TECP:
LOC-JPMorgan Chase	0.350%	9/15/10	17,800,000	17,800,000
LOC-JPMorgan Chase	0.360%	10/13/10	14,800,000	14,800,000
LOC-JPMorgan Chase	0.370%	11/9/10	41,905,000	41,905,000
Nevada Housing Division:
Multi-Family Unit Housing, Mesquite Apartments B	0.400%	7/7/10	5,550,000	5,550,000	(a)(b)
Single-Family Mortgage Revenue, GNMA, FNMA, FHLMC, SPA-JPMorgan Chase	0.400%	7/7/10	3,200,000	3,200,000	(a)(b)
Reno, NV, Sales Tax Revenue, Reno Project, LOC-Bank of New York	0.140%	7/1/10	1,785,000	1,785,000	(a)
Tuckee Meadows, NV, Water Authority Revenue, TECP, LOC-Lloyds TSB Bank	0.330%	8/5/10	7,500,000	7,500,000

Total Nevada				187,778,975

New Hampshire — 1.8%

New Hampshire Health & Education Authority, Hospital Revenue, Wentworth Douglass Hospital, Radian, LOC-JPMorgan Chase	0.160%	7/1/10	17,120,000	17,120,000	(a)
New Hampshire HEFA Revenue:
Dartmouth Hitchcock Obligation, AGM, SPA-Dexia Credit Local & JPMorgan Chase	0.360%	7/1/10	44,835,000	44,835,000	(a)
Healthcare Inc., Exeter Hospital Group, LOC-Bank of America	0.290%	7/1/10	15,660,000	15,660,000	(a)
Phillips Exeter Academy, SPA-JPMorgan Chase	0.310%	7/1/10	5,000,000	5,000,000	(a)
New Hampshire State Business Finance Authority:
Lonza Biologies Inc. Project, LOC-Landesbank Hessen-Thuringen	0.420%	7/1/10	14,000,000	14,000,000	(a)(b)
Luminescent Systems Inc., LOC-HSBC Holding PLC	0.450%	7/7/10	1,400,000	1,400,000	(a)(b)(e)

Total New Hampshire				98,015,000

New Jersey — 3.1%

Burlington County, NJ, GO, BAN	1.250%	5/27/11	20,179,000	20,307,791
Cliffside Park, NJ, GO, BAN	1.000%	3/25/11	3,189,000	3,200,135
Clifton, NJ, GO	3.000%	7/15/10	840,000	840,812
Delaware River Port Authority of Pennsylvania & New Jersey Revenue, LOC-TD Banknorth N.A.	0.250%	7/1/10	16,960,000	16,960,000	(a)
East Brunswick Township, NJ, GO, BAN	1.400%	1/7/11	14,700,000	14,770,309
Glassboro, NJ, GO, BAN	1.500%	1/26/11	2,794,275	2,804,575
Hudson County, NJ, Improvement Authority:
County-GTD Pooled Notes	1.750%	9/3/10	40,000,000	40,052,044
County-GTD Pooled Notes	1.250%	1/19/11	3,100,000	3,109,703
Middlesex County, NJ, GO, BAN	1.250%	6/8/11	2,130,000	2,144,489
Monroe Township, NJ, Middlesex County, GO, BAN	1.000%	2/9/11	16,930,000	16,989,639
Montclair Township, NJ, GO, BAN	1.500%	12/17/10	18,503,000	18,597,068
Montgomery Township, NJ, GO, BAN	1.500%	1/14/11	8,115,000	8,160,039
New Jersey EDA Revenue, School Facilities Construction, LOC-Dexia Credit Local	0.280%	7/7/10	100,000	100,000	(a)
New Jersey Health Care Facilities Financing Authority Revenue, Virtua Health Inc., LOC-TD Bank N.A.	0.250%	7/1/10	7,000,000	7,000,000	(a)
New Jersey State Turnpike Authority Revenue, AGM, SPA-Dexia Credit Local	0.280%	7/7/10	8,100,000	8,100,000	(a)

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (cont’d)	June 30, 2010

WESTERN ASSET MUNICIPAL MONEY MARKET FUND

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

New Jersey — continued
Pemberton Township, NJ, GO, BAN	1.250%	1/5/11	$1,530,000	$1,531,162
South Orange Village Township, NJ, GO, BAN	1.250%	2/1/11	3,090,000	3,103,944
Trenton, NJ, GO, BAN	3.000%	7/15/10	1,036,379	1,036,635
Trenton, NJ, GO, BAN	3.500%	7/15/10	1,716,605	1,717,190	(b)
Trenton, NJ, GO, BAN	3.500%	12/10/10	1,747,500	1,754,297
Verona Township, NJ, GO, BAN	1.500%	12/15/10	3,000,000	3,015,030

Total New Jersey				175,294,862

New Mexico — 1.2%

New Mexico Educational Assistance Foundation, Education Loan, LOC-Royal Bank of Canada	0.280%	7/7/10	20,000,000	20,000,000	(a)(b)
New Mexico Municipal Energy Acquisition Authority Gas Supply, SPA-Royal Bank of Canada	0.600%	7/1/10	45,500,000	45,500,000	(a)

Total New Mexico				65,500,000

New York — 5.0%

Albany, NY, GO, BAN	2.000%	7/8/11	16,059,670	16,253,992	(f)
MTA, NY, Revenue:
LOC-BNP Paribas	0.130%	7/1/10	2,800,000	2,800,000	(a)
Transportation, LOC-Landesbank Hessen-Thuringen	0.130%	7/1/10	38,400,000	38,400,000	(a)
MTA, NY, TECP:
BAN, LOC-ABN AMRO Bank N.V.	0.330%	8/11/10	48,800,000	48,800,000
BAN, LOC-ABN AMRO Bank N.V.	0.400%	10/7/10	44,000,000	44,000,000
New York City, NY, NATL, SPA-Bank of Nova Scotia	0.130%	7/1/10	1,200,000	1,200,000	(a)
New York City, NY, GO:
LOC-Landesbank Hessen-Thuringen	0.150%	7/1/10	6,100,000	6,100,000	(a)
SPA-Calyon Bank	0.250%	7/1/10	3,700,000	3,700,000	(a)
SPA-Landesbank Hessen-Thuringen	0.130%	7/1/10	17,100,000	17,100,000	(a)
Subordinated, NATL, SPA-Wells Fargo Bank N.A.	0.130%	7/1/10	3,200,000	3,200,000	(a)
New York City, NY, MFA, Water & Sewer System Revenue:
Second General Resolution Fiscal 2008, SPA-Fortis Bank SA	0.140%	7/1/10	1,000,000	1,000,000	(a)
Second General Resolution, SPA-Fortis Bank S.A.	0.100%	7/1/10	15,800,000	15,800,000	(a)
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second Generation Resolution, SPA-Bank of Nova Scotia	0.170%	7/1/10	17,900,000	17,900,000	(a)
SPA-Landesbank Hessen-Thuringen	0.130%	7/1/10	20,600,000	20,600,000	(a)
SPA-Lloyds TSB Bank PLC	0.130%	7/1/10	4,200,000	4,200,000	(a)
New York City, NY, TFA:
Future Tax Secured, SPA-Citibank N.A.	0.130%	7/1/10	9,900,000	9,900,000	(a)
New York City Recovery Project Revenue, Subordinated, LIQ-Landesbank Hessen-Thuringen	0.250%	7/7/10	8,570,000	8,570,000	(a)
New York City, NY, TFA, New York City Recovery Project Revenue, SPA-Royal Bank of Canada	0.130%	7/1/10	3,020,000	3,020,000	(a)
New York State Dormitory Authority Revenue, Non-State Supported Debt, Rockefeller University, SPA-JPMorgan Chase	0.260%	7/1/10	9,600,000	9,600,000	(a)
New York State Housing Finance Agency Revenue:
350 West 43rd Street Housing, LOC-Landesbank Hessen-Thuringen	0.330%	7/7/10	2,600,000	2,600,000	(a)(b)
Tribeca Green Housing LLC, LOC-Landesbank Hessen-Thuringen	0.170%	7/7/10	3,900,000	3,900,000	(a)
New York State Housing Finance Agency, Historic Front Street, LOC-Landesbank Hessen-Thuringen	0.200%	7/7/10	800,000	800,000	(a)

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (cont’d)	June 30, 2010

WESTERN ASSET MUNICIPAL MONEY MARKET FUND

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

New York — continued
Westchester County, NY, Industrial Development Agency, Civic Facility Revenue, Northern Westchester Hospital Association, LOC-Commerce Bank N.A.	0.270%	7/1/10	$1,900,000	$1,900,000	(a)

Total New York				281,343,992

North Carolina — 2.5%

Charlotte-Mecklenburg Hospital Authority, NC, Health Care System Revenue, AGM, SPA-Dexia Credit Local	0.390%	7/1/10	1,450,000	1,450,000	(a)
Mecklenburg County, NC, COP, SPA-Branch Banking and Trust	0.340%	7/1/10	2,865,000	2,865,000	(a)
Mecklenburg County, NC, GO, SPA-Wells Fargo Bank N.A.	0.300%	7/1/10	12,535,000	12,535,000	(a)
North Carolina Capital Facilities Finance Agency, Educational Facilities Revenue:
High Point University Project, LOC-Branch Banking & Trust	0.340%	7/1/10	4,500,000	4,500,000	(a)
Summit School Inc. Project, LOC-Branch Banking & Trust	0.340%	7/1/10	2,795,000	2,795,000	(a)
North Carolina Educational Facilities Finance Agency Revenue, Queens College, LOC-Bank of America N.A.	0.300%	7/1/10	6,285,000	6,285,000	(a)
North Carolina Medical Care Community, Health Care Facilities Revenue:
Blue Ridge Healthcare Systems Inc., LOC-Wells Fargo Bank N.A.	0.150%	7/1/10	2,400,000	2,400,000	(a)
First Mortgage Deerfield, LOC-Branch Banking & Trust	0.340%	7/1/10	5,000,000	5,000,000	(a)
North Carolina State Education Assistance Authority Revenue:
LOC-Branch Banking & Trust	0.360%	7/1/10	15,820,000	15,820,000	(a)(b)
LOC-Royal Bank of Canada	0.330%	7/1/10	23,000,000	23,000,000	(a)(b)
North Carolina State, GO:
Refunding, Series B, SPA-Wells Fargo Bank N.A.	0.180%	7/7/10	16,935,000	16,935,000	(a)
SPA-Landesbank Baden-Wurttemberg	0.240%	7/7/10	2,710,000	2,710,000	(a)
Piedmont, NC, Triad Airport Authority Revenue, Refunding, LOC-Branch Banking & Trust	0.350%	7/1/10	5,170,000	5,170,000	(a)(b)
Raleigh Durham, NC, Airport Authority, Airport Revenue, SPA-Bank of America N.A.	0.360%	7/1/10	19,280,000	19,280,000	(a)(b)
Raleigh, NC, COP, Downtown Improvement Project, SPA-Wells Fargo Bank N.A.	0.200%	7/7/10	15,100,000	15,100,000	(a)
Winston Salem, NC, COP, SPA-Dexia Credit Local	0.300%	7/1/10	6,550,000	6,550,000	(a)

Total North Carolina				142,395,000

North Dakota — 0.3%

North Dakota State Housing Finance Agency, Home Mortgage Finance, SPA-FHLB	0.260%	7/7/10	9,895,000	9,895,000	(a)(b)
North Dakota State Housing Finance Agency Revenue, Housing Finance Program, Home Mortgage Finance, SPA-KBC Bank	0.290%	7/7/10	4,220,000	4,220,000	(a)(b)

Total North Dakota				14,115,000

Ohio — 2.4%

County of Montgomery, OH, Revenue, Catholic Health Initiatives, SPA-Bank of New York	0.210%	7/7/10	1,200,000	1,200,000	(a)
Dublin, OH, City School District, GO, BAN	1.000%	10/14/10	1,750,000	1,753,134
Hamilton County, OH, Hospital Facilities Revenue, Children’s Hospital Medical Center, LOC-JPMorgan Chase	0.270%	7/1/10	5,000,000	5,000,000	(a)
Montgomery County, OH, Hospital Revenue, Kettering Health, AGM, SPA-Dexia Credit Local	0.420%	7/7/10	525,000	525,000	(a)

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (cont’d)	June 30, 2010

WESTERN ASSET MUNICIPAL MONEY MARKET FUND

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

Ohio — continued
Montgomery County, OH, Revenue Bonds, TECP, Ketterling Medical Center, LOC-Dexia Credit Local	0.400%	7/20/10	$48,600,000	$48,600,000
Ohio Housing Finance Agency, Mortgage Revenue, Residential Mortgage, GNMA, FNMA, SPA-KBC Bank N.V.	0.290%	7/7/10	1,725,000	1,725,000	(a)(b)
Ohio State Air Quality Development Authority Revenue, Ohio Valley Electric Corp., LOC-Bank of Nova Scotia	0.270%	7/1/10	3,000,000	3,000,000	(a)
Ohio State Higher Educational Facilities, Marietta College Project, LOC-JPMorgan Chase	0.300%	7/1/10	6,370,000	6,370,000	(a)
Ohio State Higher Educational Facility Commission Revenue:
Hospital Revenue Bonds, Cleveland Clinic Health System	0.250%	8/5/10	19,500,000	19,500,000
Hospital Revenue Bonds, Cleveland Clinic Health System, TECP	0.300%	8/10/10	1,700,000	1,700,000
Ohio State University, General Receipts	0.190%	7/7/10	24,220,000	24,220,000	(a)
Ohio State University, TECP	0.330%	8/11/10	1,745,000	1,745,000
Ohio State, GO:
Common Schools	0.170%	7/7/10	4,300,000	4,300,000	(a)
Refunding	0.200%	7/7/10	2,045,000	2,045,000	(a)
University of Cincinnati, OH, General Receipts, BAN	1.500%	12/16/10	3,150,000	3,164,127
University of Toledo, OH, General Receipts Revenue, BAN	1.500%	6/1/11	4,600,000	4,632,651
Washington County, OH, Hospital Revenue, Marietta Area Health Care Inc., AGM, SPA-Bank One N.A.	0.430%	7/2/10	3,527,000	3,527,000	(a)

Total Ohio				133,006,912

Oklahoma — 0.9%

Oklahoma Development Finance Authority, Health System Revenue, TECP:
Integris Baptist Medical Center Inc.	0.330%	8/10/10	9,875,000	9,875,000
Integris Baptist Medical Center Inc.	0.370%	8/10/10	5,150,000	5,150,000
Oklahoma State Municipal Power Authority, Power Supply System Revenue, LOC-Bank of America N.A.	0.150%	7/1/10	2,500,000	2,500,000	(a)
Oklahoma State Turnpike Authority Revenue:
SPA-JPMorgan Chase	0.140%	7/1/10	1,200,000	1,200,000	(a)
SPA-Lloyds TSB Bank PLC	0.150%	7/1/10	20,200,000	20,200,000	(a)
SPA-Lloyds TSB Bank PLC	0.270%	7/1/10	10,000,000	10,000,000	(a)

Total Oklahoma				48,925,000

Oregon — 1.3%

Clackamas County, OR, Hospital Facility Authority, TECP:
Providence Health System	0.330%	7/14/10	6,200,000	6,200,000
Providence Health System	0.300%	7/26/10	11,600,000	11,600,000
Providence Health System	0.400%	1/4/11	23,800,000	23,800,000
Medford, OR, Hospital Facilities Authority Revenue:
Cascade Manor Project, LOC-KBC Bank N.V.	0.150%	7/1/10	1,090,000	1,090,000	(a)
Rogue Valley Manor Project, LOC-Bank of America N.A.	0.150%	7/1/10	7,800,000	7,800,000	(a)
Oregon State Facilities Authority Revenue, Episcopal School Projects, LOC-U.S. Bank	0.320%	7/1/10	2,100,000	2,100,000	(a)
Oregon State Housing & Community Services Department, Multi-Family Revenue, FHA, SPA-Bank of America N.A.	0.300%	7/1/10	14,470,000	14,470,000	(a)(b)
Oregon State, GO, Veterans Welfare, SPA-Dexia Credit Local	0.160%	7/1/10	645,000	645,000	(a)

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (cont’d)	June 30, 2010

WESTERN ASSET MUNICIPAL MONEY MARKET FUND

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

Oregon — continued
Salem, OR, Hospital Facilities Authority Revenue, Capital Manor Inc. Project, LOC-Bank of America N.A.	0.340%	7/1/10	$5,500,000	$5,500,000	(a)

Total Oregon				73,205,000

Pennsylvania — 7.3%

Allegheny County, PA, Higher Education Building Authority, University Revenue:
Carnegie Mellon University, SPA-Bank of New York	0.150%	7/1/10	3,500,000	3,500,000	(a)
Carnegie Mellon University, SPA-Landesbank Hessen-Thuringen	0.150%	7/1/10	1,600,000	1,600,000	(a)
Allegheny County, PA, IDA Revenue, Education Center Watson, LOC-PNC Bank N.A.	0.280%	7/1/10	9,300,000	9,300,000	(a)
Allegheny County, PA, IDA, Health & Housing Facilities Revenue, LOC-PNC Bank N.A.	0.150%	7/1/10	2,900,000	2,900,000	(a)
Allegheny County, PA, IDA, Little Sisters of the Poor Project, LOC-PNC Bank N.A.	0.280%	7/1/10	3,500,000	3,500,000	(a)
Beaver County, PA, IDA, PCR Revenue, FirstEnergy, LOC-Barclays Bank PLC	0.220%	7/7/10	9,200,000	9,200,000	(a)
Bucks County, PA, IDA, Hospital Revenue, Grand View Hospital, LOC-TD Bank N.A.	0.250%	7/1/10	8,400,000	8,400,000	(a)
Chester County, PA, HEFA Revenue, Barclay Friends Project, LOC-Wells Fargo Bank N.A.	0.320%	7/7/10	4,320,000	4,320,000	(a)
Delaware County, PA, Authority Revenue, Elwyn Inc. Project, LOC-Wells Fargo Bank N.A.	0.150%	7/1/10	12,620,000	12,620,000	(a)
Fayette County, PA, Hospital Authority, Fayette Regional Health System, LOC-PNC Bank N.A.	0.260%	7/1/10	23,810,000	23,810,000	(a)
Geisinger Authority, PA, Health System:
Geisinger Health System Foundation, SPA-Northern Trust Co.	0.110%	7/1/10	15,800,000	15,800,000	(a)
Geisinger Health System Foundation, SPA-Wells Fargo Bank N.A.	0.110%	7/1/10	700,000	700,000	(a)
Geisinger Authority, PA, Health System Revenue, Geisinger Health System, SPA-PNC Bank N.A.	0.130%	7/1/10	15,585,000	15,585,000	(a)
Lancaster County, PA, Hospital Authority Revenue:
Lancaster General Hospital, LOC-Bank of America N.A.	0.230%	7/1/10	2,500,000	2,500,000	(a)
Masonic Homes Project, LOC-JPMorgan Chase	0.150%	7/1/10	1,300,000	1,300,000	(a)
Lancaster, PA, IDA Revenue, Hospice Lancaster County Project, LOC-PNC Bank N.A.	0.280%	7/1/10	12,310,000	12,310,000	(a)
Luzerne County, PA, IDA, Lease Revenue, GTD, LOC-PNC Bank N.A.	0.280%	7/1/10	8,000,000	8,000,000	(a)
Manheim Township, PA, School District, GO, AGM, St. Aid Withholding, SPA-Royal Bank of Canada	0.300%	7/1/10	15,995,000	15,995,000	(a)
Middletown, PA, Area School District, AGM, St. Aid Withholding, SPA-RBC Centura Bank	0.390%	7/1/10	3,695,000	3,695,000	(a)
Monroe County, PA, Hospital Authority Revenue, Pocono Medical Centre, Radian, LOC-PNC Bank N.A.	0.300%	7/1/10	12,835,000	12,835,000	(a)
Montgomery County, PA, IDA Revenue, Lasalle College, LOC-PNC Bank N.A.	0.280%	7/1/10	17,500,000	17,500,000	(a)
New Castle, PA, Area Hospital Authority, Jameson Memorial Hospital, LOC-PNC Bank	0.280%	7/1/10	17,300,000	17,300,000	(a)
Pennsylvania Economic Development Financing Authority, TECP, LOC-Wells Fargo Bank N.A.	0.620%	9/1/10	11,650,000	11,650,000	(d)
Pennsylvania Housing Finance Agency, SPA-Dexia Credit Local	0.380%	7/7/10	16,885,000	16,885,000	(a)(b)
Pennsylvania Housing Finance Agency, Single-Family Mortgage Revenue, SPA-Dexia Credit Local	0.250%	7/7/10	36,750,000	36,750,000	(a)(b)
Pennsylvania State Turnpike Commission Revenue, AGM, SPA-JPMorgan Chase	0.300%	7/1/10	18,320,000	18,320,000	(a)

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (cont’d)	June 30, 2010

WESTERN ASSET MUNICIPAL MONEY MARKET FUND

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

Pennsylvania — continued
Philadelphia, PA, Hospitals & Higher EFA, Revenue, Children’s Hospital Project, SPA-JPMorgan Chase & Westdeutsche Landesbank	0.130%	7/1/10	$1,500,000	$1,500,000	(a)
Philadelphia, PA, Authority for IDR:
Newcourtland Elder Services Project, LOC-PNC Bank N.A.	0.150%	7/1/10	27,575,000	27,575,000	(a)
Springside School, LOC-PNC Bank	0.280%	7/1/10	2,950,000	2,950,000	(a)
Pittsburgh & Allegheny County, PA, Sports & Exhibition Authority, AGM, SPA-PNC Bank	0.300%	7/1/10	62,675,000	62,675,000	(a)
Somerset County, PA, GO, LOC-PNC Bank N.A.	0.280%	7/1/10	4,775,000	4,775,000	(a)
State Public School Building Authority, Albert Gallatin Area Schools, AGM, SPA-PNC Bank	0.310%	7/1/10	13,000,000	13,000,000	(a)
University of Pittsburgh, PA, Commonwealth System of Higher Education, Panthers-Pittsburgh Asset Notes	5.000%	8/1/10	1,200,000	1,204,698
Wallingford-Swarthmore, PA, School District, GO	0.560%	7/1/10	6,940,000	6,940,000	(a)
West Cornwall Township Municipal Authority, PA, General Government Loan Program, AGM, SPA-Dexia Credit Local	0.560%	7/1/10	945,000	945,000	(a)

Total Pennsylvania				407,839,698

Puerto Rico — 0.9%

Commonwealth of Puerto Rico, GO:
AGM, SPA-Dexia Bank	0.300%	7/1/10	3,460,000	3,460,000	(a)
AGM, SPA-Dexia Credit Local	0.330%	7/1/10	7,600,000	7,600,000	(a)
LOC-Wells Fargo Bank N.A.	0.250%	7/1/10	2,900,000	2,900,000	(a)
Public Improvements, AGM, SPA-Dexia Bank	0.300%	7/1/10	24,015,000	24,015,000	(a)
Public Improvements, AGM, SPA-Dexia Credit Local	0.300%	7/1/10	9,900,000	9,900,000	(a)
Public Improvements, AGM, SPA-JPMorgan Chase	0.310%	7/1/10	1,300,000	1,300,000	(a)
Refunding, Public Improvements, LOC-Wells Fargo Bank N.A.	0.100%	7/1/10	300,000	300,000	(a)

Total Puerto Rico				49,475,000

Rhode Island — 0.1%

Coventry, RI, GO, BAN	1.250%	4/12/11	2,615,000	2,626,343
Rhode Island State IFC, Mathews Realty LLC, LOC-State Street Bank & Trust Co.	0.450%	7/7/10	795,000	795,000	(a)(b)

Total Rhode Island				3,421,343

South Carolina — 0.3%

South Carolina Jobs EDA, Health Sciences Medical University, LOC-Wells Fargo Bank N.A.	0.400%	7/1/10	4,900,000	4,900,000	(a)
South Carolina Jobs EDA Revenue:
Dorris Properties LLC Project, LOC-Sun Bank N.A., Wells Fargo Bank N.A.	0.470%	7/1/10	2,400,000	2,400,000	(a)(b)
Southeastern Fly Ash Co. Inc. Project, LOC-Wells Fargo Bank N.A.	0.370%	7/1/10	4,000,000	4,000,000	(a)(b)
Three Rivers, SC, Solid Waste Disposal Facilities, COP, LOC-U.S. Bank N.A.	0.480%	10/1/10	3,700,000	3,700,000	(b)(c)

Total South Carolina				15,000,000

South Dakota — 0.8%

South Dakota Housing Development Authority:
Homeownership Mortgage, SPA-Landesbank Hessen-Thuringen	0.320%	7/1/10	3,665,000	3,665,000	(a)
Homeownership Mortgage, SPA-Landesbank Hessen-Thuringen	0.300%	7/7/10	42,180,000	42,180,000	(a)(b)

Total South Dakota				45,845,000

Tennessee — 0.9%

Blount County, TN, Public Building Authority:

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (cont’d)	June 30, 2010

WESTERN ASSET MUNICIPAL MONEY MARKET FUND

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

Tennessee — continued
Local Government Public Improvement, LOC-Branch Banking & Trust	0.260%	7/7/10	$10,035,000	$10,035,000	(a)
Local Government Public Improvement, LOC-KBC Bank N.V.	0.250%	7/1/10	3,475,000	3,475,000	(a)
Clarksville, TN, Public Building Authority Revenue, Pooled Financing, Tennessee Municipal Bond Fund, LOC-Bank of America N.A.	0.200%	7/1/10	530,000	530,000	(a)
Metropolitan Government Nashville & Davidson County, TN, Health & Educational Facilities Board Revenue:
Lipscomb University Project, LOC-FHLB, SunTrust Bank	0.200%	7/7/10	14,700,000	14,700,000	(a)
Montessori Academy Inc., LOC-Fifth Third Bank	0.550%	7/1/10	2,125,000	2,125,000	(a)
Metropolitan Government Nashville & Davidson County, TN, HEFA Board Revenue, Meharry Medical College, LOC-Fifth Third Bank	0.550%	7/2/10	2,430,000	2,430,000	(a)
Metropolitan Government of Nashville & Davidson County, TN, TECP:
LOC-JPMorgan Chase	0.310%	8/12/10	6,100,000	6,100,000
LOC-U.S. Bank N.A.	0.310%	8/12/10	4,000,000	4,000,000
Sevier County, TN, Public Building Authority, Local Government Public Improvement, LOC-KBC Bank N.V.	0.350%	7/7/10	7,000,000	7,000,000	(a)

Total Tennessee				50,395,000

Texas — 9.4%

Austin, TX, ISD, TECP:
LOC-Bank of America N.A.	0.300%	7/12/10	10,700,000	10,700,000
LOC-Bank of America N.A.	0.310%	7/12/10	11,200,000	11,200,000
Bexar, TX, Metropolitan Water District, TECP, LOC-Bank of America N.A.	0.380%	10/7/10	3,100,000	3,100,000
Gulf Coast Waste Disposal Authority, TX, BP Amoco Oil Co. Project	0.400%	10/1/10	6,400,000	6,400,000	(b)(d)
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, Methodist Hospital	0.120%	7/1/10	27,500,000	27,500,000	(a)
Harris County, TX, Cultural Education Facilities Finance Corp., Special Facilities Revenue, Texas Medical Center, LOC-JPMorgan Chase	0.140%	7/1/10	9,005,000	9,005,000	(a)
Harris County, TX, Cultural Educational Facilities Finance Corp., TECP:
Methodist Hospital System	0.370%	11/4/10	21,900,000	21,900,000
Methodist Hospital System	0.450%	1/11/11	11,400,000	11,400,000
Harris County, TX, Flood Control District, TECP, LOC-Helaba	0.350%	7/7/10	36,435,000	36,435,000
Harris County, TX, Health Facilities Development Corp. Revenue, Methodist Hospital System	0.120%	7/1/10	19,350,000	19,350,000	(a)
Harris County, TX, Health Facilities Development Corp., Hospital Revenue, Memorial Hermann Healthcare Systems, AGM, SPA-Dexia Credit Local	0.300%	7/7/10	25,000,000	25,000,000	(a)
Houston, TX, Airport Systems Revenue, TECP, LOC-Dexia Credit Local	0.360%	7/9/10	3,400,000	3,400,000
Houston, TX, GO, TECP:
LOC-Banco Bilbao Vizcaya Argentina SA	0.550%	7/8/10	5,700,000	5,700,000
LOC-Banco Bilbao Vizcaya Argentina SA	0.550%	7/9/10	8,400,000	8,400,000
Houston, TX, Higher Education Finance Corp. Revenue, Rice University Project	0.120%	7/1/10	5,400,000	5,400,000	(a)
Houston, TX, Higher Education Finance Corp., TECP	0.300%	8/5/10	6,100,000	6,100,000
Houston, TX, Higher Education Finance Corp., TECP	0.300%	8/12/10	6,200,000	6,200,000
Houston, TX, Higher Education Finance Corp., TECP	0.300%	8/19/10	3,100,000	3,100,000

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (cont’d)	June 30, 2010

WESTERN ASSET MUNICIPAL MONEY MARKET FUND

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

Texas — continued
Houston, TX, Higher Education Finance Corp., TECP:
Rice University	0.350%	9/14/10	$5,900,000	$5,900,000
Rice University	0.330%	10/7/10	5,800,000	5,800,000
Houston, TX, TECP, LOC-Bank of New York	0.300%	8/5/10	900,000	900,000
Houston, TX, Utility System Revenue, First Lien, LOC-Bank of America N.A., Bank of New York, Dexia Credit Local, State Street Bank & Trust Co.	0.270%	7/1/10	21,200,000	21,200,000	(a)
Houston, TX, Utility System, TECP:
LOC-JPMorgan Chase	0.340%	8/16/10	5,970,000	5,970,000
LOC-JPMorgan Chase	0.340%	8/31/10	8,960,000	8,960,000
Lone Star College System, TX, GO	3.000%	8/15/10	1,200,000	1,203,909
Lower Neches Valley Authority, TX, Industrial Development Corp., Exempt Facilities Revenue, Exxon Mobil Project	0.090%	7/1/10	1,200,000	1,200,000	(a)
Lower Neches Valley, TX, IDC Revenue, Exxon Mobil Project	0.090%	7/1/10	9,200,000	9,200,000	(a)
Mission, TX, Economic Development Corp., Solid Waste Disposal Revenue, Allied Waste Inc. Project, LOC-Bank of America N.A.	0.350%	7/1/10	10,000,000	10,000,000	(a)(b)
North Texas Higher Education Authority, Student Loan Revenue:
LOC-Bank of America & Dexia Credit Local	0.270%	7/7/10	17,000,000	17,000,000	(a)(b)
LOC-Lloyds Bank PLC	0.270%	7/7/10	10,000,000	10,000,000(	a)(b)
North Texas Tollway Authority, TECP:
LOC-Bank of America	0.330%	8/11/10	3,665,000	3,665,000
LOC-Bank of America	0.260%	8/12/10	6,200,000	6,200,000
Pasadena, TX, ISD, GO, AGM, SPA-Bank of America NA	0.340%	7/1/10	31,820,000	31,820,000	(a)
San Antonio, TX, Electric and Gas, TECP:
LOC-State Street Bank & Trust Co., Bank of America N.A.	0.370%	10/7/10	10,600,000	10,600,000
LOC-State Street Bank & Trust Co., Bank of America N.A.	0.360%	10/13/10	2,900,000	2,900,000
LOC-State Street Bank & Trust Co., Bank of America N.A.	0.350%	10/14/10	26,100,000	26,100,000
LOC-State Street Bank & Trust Co., Bank of America N.A.	0.380%	10/14/10	10,100,000	10,100,000
San Antonio, TX, IDA, IDR, Tindall Corp. Project, LOC-Wells Fargo Bank N.A.	0.370%	7/1/10	3,520,000	3,520,000	(a)(b)
Southeast Texas, HFC, MFH, Oaks of Hitchcock Apartments, LOC-General Electric Capital Corp.	0.380%	7/1/10	5,150,000	5,150,000	(a)(b)
Splendora, TX, Higher Education Facilities Corp. Revenue, Fellowship Christian Project, LOC-Bank of America N.A.	0.400%	7/1/10	2,140,000	2,140,000	(a)
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility, Refunding, Northwest Senior Edgemere Project, LOC-Lasalle Bank N.A.	0.280%	7/1/10	9,600,000	9,600,000	(a)
Texas Public Finance Authority, GO, TECP	0.320%	7/20/10	5,800,000	5,800,000
Texas Public Finance Authority, GO, TECP	0.370%	8/13/10	4,200,000	4,200,000
Texas Public Finance Authority, GO, TECP	0.350%	9/13/10	1,700,000	1,700,000
Texas Public Finance Authority, TECP, LOC-Texas Comptroller of Public Accounts	0.280%	8/10/10	1,540,000	1,540,000
Texas State, GO, Veterans Housing Assistance, LIQ-Dexia Credit Local	0.380%	7/7/10	110,000	110,000	(a)(b)
Texas Technical University Revenue Financing System, TECP	0.270%	8/16/10	17,938,000	17,938,000
Texas Technical University Revenue Financing System, TECP	0.320%	9/13/10	3,500,000	3,500,000
Texas Technical University Revenue Financing System, TECP	0.350%	10/6/10	2,987,000	2,987,000

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (cont’d)	June 30, 2010

WESTERN ASSET MUNICIPAL MONEY MARKET FUND

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

Texas — continued
Trinity River Authority, TX, Solid Waste Disposal Revenue, Community Waste Disposal Project, LOC-Wells Fargo Bank N.A.	0.370%	7/1/10	$8,835,000	$8,835,000	(a)(b)
Tyler, TX, Health Facilities Development Corp., Hospital Revenue, Mother Frances Hospital, LOC-Bank of America	0.300%	7/1/10	1,250,000	1,250,000	(a)
University of North Texas, TECP	0.350%	8/19/10	1,715,000	1,715,000
University of Texas System Revenue, TECP	0.250%	8/3/10	15,000,000	15,000,000
University of Texas System Revenue, TECP	0.300%	8/9/10	21,800,000	21,800,000
University of Texas System Revenue, TECP, LIQ-University of Texas Investment Management Co.	0.300%	8/11/10	7,347,000	7,347,000
Weslaco, TX, Health Facilities Development Corp., Knapp Medical Center, LOC-Compass Bank	0.760%	7/1/10	4,730,000	4,730,000	(a)

Total Texas				527,870,909

Utah — 0.9%

Central Utah Water Conservancy District, GO, LIQ-Helaba	0.290%	7/7/10	3,220,000	3,220,000	(a)
Utah Housing Corp., Single-Family Mortgage Revenue:
FHLB	0.290%	7/7/10	8,730,000	8,730,000	(a)(b)
SPA-FHLB	0.290%	7/7/10	3,500,000	3,500,000	(a)(b)
Utah Transit Authority, Sales Tax Revenue, LOC-Fortis Bank SA	0.130%	7/1/10	17,900,000	17,900,000	(a)
Utah Water Finance Agency Revenue, LIQ-JPMorgan Chase	0.240%	7/7/10	5,800,000	5,800,000	(a)

Weber County, UT, Hospital Revenue, IHC Health Services, SPA-Landesbank Hessen-Thuringen	0.150%	7/1/10	10,000,000	10,000,000	(a)

Total Utah				49,150,000

Vermont — 1.4%

Vermont Educational & Health Buildings Financing Agency Revenue, Hospital, Northeastern Vermont, LOC-TD Banknorth N.A.	0.150%	7/1/10	6,865,000	6,865,000	(a)
Vermont Student Assistance Corp., Education Loan Revenue, SPA-Bank of New York	0.320%	7/1/10	74,200,000	74,200,000	(a)(b)

Total Vermont				81,065,000

Virginia — 3.7%

Albemarle County, VA, EDA, Hospital Revenue:
Martha Jefferson Hospital, LOC-Branch Banking & Trust	0.330%	7/1/10	5,000,000	5,000,000	(a)
Martha Jefferson Hospital, LOC-Wells Fargo Bank N.A.	0.150%	7/1/10	54,700,000	54,700,000	(a)
Caroline County, VA, IDA, EDR, Meadow Event Park, LOC-AgFirst Farm Credit Bank	0.330%	7/1/10	6,900,000	6,900,000	(a)
Chesapeake Bay, VA, Bridge & Tunnel District Revenue, General Resolution, LOC-Branch Banking & Trust	0.340%	7/1/10	12,500,000	12,500,000	(a)
Fauquier County, VA, IDA Revenue, Highland School Project, LOC-Branch Banking & Trust	0.340%	7/1/10	4,250,000	4,250,000	(a)
Lexington IDA, VMI Development Board Inc. Project, LOC-Wells Fargo Bank N.A.	0.150%	7/1/10	8,700,000	8,700,000	(a)
Lynchburg, VA, IDA Revenue, Central Health, NATL, LOC-Branch Banking & Trust	0.330%	7/1/10	7,700,000	7,700,000	(a)
Lynchburg, VA, IDA, Recreational Facilities Revenue, YMCA of Central Virginia, LOC-Wells Fargo Bank N.A.	0.400%	7/1/10	1,000,000	1,000,000	(a)
Montgomery County, VA, IDA Revenue, Virginia Tech Foundation, LOC-Bank of America	0.240%	7/1/10	1,050,000	1,050,000	(a)
Norfolk, VA, GO, SPA-Lloyds TSB Bank PLC	0.290%	7/1/10	7,760,000	7,760,000	(a)

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (cont’d)	June 30, 2010

WESTERN ASSET MUNICIPAL MONEY MARKET FUND

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

Virginia — continued
Virginia College Building Authority, VA, Various Shenandoah University Projects, LOC-Branch Banking & Trust	0.210%	7/1/10	$7,415,000	$7,415,000	(a)
Virginia College Building Authority, VA, Educational Facilities Revenue, 21st Century College, SPA-Wells Fargo Bank N.A.	0.150%	7/1/10	2,220,000	2,220,000	(a)
Virginia Commonwealth University, Health System Authority Revenue:
AMBAC, LOC-Wells Fargo Bank N.A.	0.150%	7/1/10	52,125,000	52,125,000	(a)
LOC-Wells Fargo Bank N.A.	0.130%	7/1/10	16,700,000	16,700,000	(a)
Virginia Commonwealth University, VA, AMBAC, LOC-Wells Fargo Bank N.A.	0.130%	7/1/10	2,600,000	2,600,000	(a)
Virginia Small Business Financing Authority Revenue, Children’s Hospital of the King’s Daughters Inc., LOC-Wells Fargo Bank N.A.	0.290%	7/1/10	6,100,000	6,100,000	(a)
Virginia Small Business Financing Authority, Hospital Revenue, Carilion Clinic Obligation, SPA-Wells Fargo Bank N.A.	0.160%	7/1/10	8,700,000	8,700,000	(a)
Virginia State Public School Authority, School Financing	5.000%	8/1/10	4,370,000	4,387,118

Total Virginia				209,807,118

Washington — 1.8%

King County, WA, GO, LOC-State Street Bank & Trust Co.	0.200%	7/7/10	8,170,000	8,170,000	(a)
King County, WA, Housing Authority Revenue, Greenbridge Redevelopment, Salmon, LOC-Bank of America N.A.	0.350%	7/1/10	4,250,000	4,250,000	(a)(b)
King County, WA, Overlake Project, LOC-Bank of America	0.350%	7/1/10	5,680,000	5,680,000	(a)(b)
Olympia, WA, EDA, Spring Air Northwest Project, LOC-U.S. Bank	0.380%	7/1/10	1,470,000	1,470,000	(a)(b)
Port Grays Harbor, WA, Murphy Co. Project, LOC-Bank of America N.A.	0.400%	7/1/10	10,000,000	10,000,000	(a)(b)
Port of Seattle, WA, Revenue, Subordinated Lien, LOC-Fortis Bank NV	0.290%	7/7/10	20,000,000	20,000,000	(a)(b)
Washington State Economic Development Finance Authority, EDR, Benaroya Research Institute at Virginia Mason, LOC-Bank of America	0.300%	7/1/10	3,500,000	3,500,000	(a)
Washington State Health Care Facilities Authority Revenue, Multicare Health Systems, AGM, SPA-U.S. Bank N.A.	0.150%	7/1/10	275,000	275,000	(a)
Washington State HFA, MFH, Summer Ridge Apartments Project, LOC-U.S. Bank	0.240%	7/1/10	3,550,000	3,550,000	(a)(b)
Washington State HFC, MFH Revenue:
Bridgewood Four Seasons, FNMA, LIQ-FNMA	0.340%	7/1/10	5,860,000	5,860,000	(a)(b)
Cambridge Apartments, LIQ-FNMA	0.280%	7/1/10	2,700,000	2,700,000	(a)
Merrill Gardens at Tacoma LLC, LOC-Bank of America N.A.	0.340%	7/1/10	14,640,000	14,640,000	(a)(b)
Rolling Hills Apartments Project, FNMA, LIQ-FNMA	0.340%	7/1/10	6,125,000	6,125,000	(a)(b)
The Lodge at Eagle Ridge LLC, LOC-Bank of America N.A.	0.350%	7/1/10	7,285,000	7,285,000	(a)(b)
Washington State Higher EFA Revenue, University of Puget Sound Project A, LOC-Bank of America N.A.	0.350%	7/1/10	3,680,000	3,680,000	(a)
Washington State Housing Finance Commission, Non-Profit Housing Revenue, Franke Tobey Jones Project, LOC-Wells Fargo Bank N.A.	0.290%	7/1/10	6,235,000	6,235,000	(a)

Total Washington				103,420,000

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (cont’d)	June 30, 2010

WESTERN ASSET MUNICIPAL MONEY MARKET FUND

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

West Virginia — 0.2%

West Virginia State Hospital Finance Authority Revenue, United Hospital Center Inc., LOC-JPMorgan Chase	0.150%	7/1/10	$300,000	$300,000	(a)
West Virginia, EDA, Solid Waste Disposal Facilities Revenue, Appalachian Power Co., LOC-JPMorgan Chase	0.380%	7/1/10	10,000,000	10,000,000	(a)(b)

Total West Virginia				10,300,000

Wisconsin — 1.4%

Wisconsin Housing & EDA, Home Ownership Revenue, FHLB	0.300%	7/7/10	23,890,000	23,890,000	(a)(b)
Wisconsin State GO, TECP	0.400%	8/9/10	11,800,000	11,800,000
Wisconsin State HEFA Revenue, Froedtert & Community Health, LOC-U.S. Bank N.A.	0.130%	7/1/10	4,000,000	4,000,000	(a)
Wisconsin State, GO, TECP	0.460%	8/10/10	31,020,000	31,020,000
Wisconsin State, GO, TECP	0.500%	9/9/10	7,650,000	7,650,000

Total Wisconsin				78,360,000

Wyoming — 0.8%

Sweetwater County, WY, Environmental Important Revenue, Simplot Phosphates LLC, LOC-Rabobank Nederland	0.310%	7/7/10	31,400,000	31,400,000	(a)(b)
Sweetwater County, WY, PCR, Refunding, Pacificorp Project, LOC-Barclays Bank PLC	0.200%	7/1/10	4,600,000	4,600,000	(a)
Wyoming CDA, Revenue, Single-Family Mortgage, LOC-Fannie Mae and Freddie Mac	0.250%	7/1/10	10,000,000	10,000,000	(a)

Total Wyoming				46,000,000

TOTAL INVESTMENTS — 100.5% (Cost — $5,623,802,658#)				5,623,802,658
Liabilities in Excess of Other Assets — (0.5)%				(26,161,018)

TOTAL NET ASSETS — 100.0%				$5,597,641,640

(a)

Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. Date shown is the date of the next interest rate change.

(b)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
(c)	Maturity date shown represents the mandatory tender date.
(d)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2010.
(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(f)	Security is purchased on a when-issued basis.
#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (cont’d)	June 30, 2010

WESTERN ASSET MUNICIPAL MONEY MARKET FUND

Abbreviations used in this schedule:
AGC	- Assured Guaranty Corporation - Insured Bonds
AGM	- Assured Guaranty Municipal Corporation - Insured Bonds
BAN	- Bond Anticipation Notes
CDA	- Communities Development Authority
COP	- Certificates of Participation
CTFS	- Certificates
DFA	- Development Finance Agency
EDA	- Economic Development Authority
EDR	- Economic Development Revenue
EFA	- Educational Facilities Authority
FHA	- Federal Housing Administration
FHLB	- Federal Home Loan Bank
FHLMC	- Federal Home Loan Mortgage Corporation
FNMA	- Federal National Mortgage Association
GNMA	- Government National Mortgage Association
GO	- General Obligation
GTD	- Guaranteed
HDA	- Housing Development Agency
HEFA	- Health & Educational Facilities Authority
HFA	- Housing Finance Authority
HFC	- Housing Finance Commission
IDA	- Industrial Development Authority
IDC	- Industrial Development Corporation
IDR	- Industrial Development Revenue
IFC	- Industrial Finance Corporation
ISD	- Independent School District
ISO	- Independent System Operator
LIQ	- Liquidity Facility
LOC	- Letter of Credit
MFA	- Municipal Finance Authority
MFH	- Multi-Family Housing
MTA	- Metropolitan Transportation Authority
MUD	- Municipal Utility District
NATL	- National Public Finance Guarantee Corporation - Insured Bonds
PCR	- Pollution Control Revenue
PFA	- Public Facilities Authority
Radian	- Radian Asset Assurance - Insured Bonds
SPA	- Standby Bond Purchase Agreement - Insured Bonds
TECP	- Tax Exempt Commercial Paper
TFA	- Transitional Finance Authority
TRAN	- Tax and Revenue Anticipation Note

Summary of Investments by Sector *

Health Care	22.3%
Education	16.5
Transportation	10.6
General Obligation	10.3
Miscellaneous	6.9
Utilities	5.9
Industrial Revenue	5.1
Housing: Single Family	5.0
Housing: Multi-Family	4.0
Water & Sewer	3.1
Public Facilities	2.6
Power	2.4
Finance	1.7
Pollution Control	1.2
Solid Waste/Resource Recovery	0.7
Other	0.5
Municipal	0.4
State General Obligation	0.4
Tax Allocation	0.4

100.0%

*As a percentage of total investments. Please note that Fund holdings are as of June 30, 2010 and are subject to change.

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (cont’d)	June 30, 2010

WESTERN ASSET MUNICIPAL MONEY MARKET FUND

Ratings Table†

S&P/Moody’s/Fitch‡
A-1	65.2%
VMIG1	26.9
NR	2.4
P-1	2.1
MIG1	1.3
SP-1	1.1
F-1	0.8
AA/Aa	0.1
AAA/Aaa	0.1

100.0%

†As a percentage of total investments.
‡ S&P primary rating; Moody’s secondary, then Fitch
See pages 25 through 28 for definitions of ratings.

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	An obligation rated “AAA” has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.
AA	—	An obligation rated “AA” differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.
A	—

An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB	—

An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC,
CC and C	—

Obligations rated “BB”, “B”, “CCC”, “CC”, and “C” are regarded as having significant speculative characteristics. “BB” indicates the least degree of speculation and “C” the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

D	—

An obligation rated “D” is in payment default. The “D” rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized. An obligation’s rating is lowered to “D” upon completion of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

Moody’s Investors Service (“Moody’s”)—Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa	—	Bonds rated “Aaa” are judged to be of the highest quality, with minimal credit risk.
Aa	—	Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.
A	—	Obligations rated “A” are considered upper-medium grade and are subject to low credit risk.
Baa	—	Obligations rated “Baa” are subject to moderate credit risk. They are considered mediumgrade and as such may possess certain speculative characteristics.
Ba	—	Obligations rated “Ba” are judged to have speculative elements and are subject to substantial credit risk.
B	—	Obligations rated “B” are considered speculative and are subject to high credit risk.
Caa	—	Obligations rated” Caa” are judged to be of poor standing and are subject to very high credit risk.

Bond Ratings (unaudited)(continued)

Ca	—	Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery for principal and interest.
C	—	Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect of recovery for principal and interest.

Fitch Ratings Service (“Fitch”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—

Bonds rated “AAA” by Fitch denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA	—

Bonds rated “AA” denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A	—

Bonds rated “A” denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB	—

Bonds rated “BBB” indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB, B, CCC,
CC and C	—

Bonds rated “BB”, “B”, “CCC” “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D	—

Bonds rated “D” indicate an issuer that in Fitch Ratings’ opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, or which has otherwise ceased business.

NR	—	indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-Term Security Ratings (unaudited)

Standard & Poor’s Short-Term Notes Ratings

SP-1	—

A short-term obligation rated “SP-1” is rated in the highest category by Standard & Poor’s. Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2	—

A short-term obligation rated “SP-2” is a Standard & Poor’s rating indicating satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

Bond Ratings (unaudited)(continued)

SP-3	—	A short-term obligation rated “SP-3” is a Standard & Poor’s rating indicating speculative capacity to pay principal and interest.

Standard & Poor’s Short-Term Issuer Credit Ratings

A-1	—

A short-term obligation rated “A-1”is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2	—

A short-term obligation rated “A-2” rated by Standard & Poor’s is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3	—

A short-term obligation rated “A-3” rated by Standard & Poor’s exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B	—

A short-term obligation rated “B” rated by Standard & Poor’s is regarded as having significant speculative characteristics. Ratings of “B-1”, “B-2”, and “B-3” may be assigned to indicate finer distinctions within the ‘B’ category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

Moody’s Variable Rate Demand Obligations (VRDO) Ratings

VMIG 1	—

Moody’s highest rating for issues having a demand feature— VRDO. This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price on demand.

VMIG 2	—

This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price on demand.

VMIG 3	—

This designation denotes acceptable credit quality. Adequate protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price on demand.

Moody’s Short-Term Obligation Ratings

MIG 1	—

Moody’s highest rating for short-term municipal obligations. This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

Bond Ratings (unaudited)(continued)

MIG 2	—	This designation denotes strong credit quality. Margins of protection are ample, although not as large as the preceding group.
MIG 3	—	This designation denotes acceptable credit quality. Liquidity and cash flow protection may be narrow, and market access for refinancing is likely to be less well-established.
SC	—	This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Moody’s Short-Term Security Ratings

P-1	—	Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating. Have a superior ability to repay short-term debt obligations.
P-2	—	Have a strong ability to repay short-term debt obligations.
P-3	—	Have an acceptable ability to repay short-term debt obligations.
NP	—	Issuers do not fall within any of the Prime rating categories.

Fitch’s Short-Term Issuer or Obligation Ratings

F1	—	Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.
F2	—	Fitch rating indicating good intrinsic capacity for timely payment of financial commitments.
F3	—	Fitch rating indicating intrinsic capacity for timely payment of financial commitments is adequate.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Western Asset Municipal Money Market Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Money Market Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Fund’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of the security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to convert future amounts of cash flow to a single present amount.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Short-term investments†	—	$ 5,623,802,658	—	$ 5,623,802,658

†See Schedule of Investments for additional detailed categorizations.

(b) Credit and Market Risk. The Fund may invest in instruments specifically structured so that they are eligible for purchase by money market funds, including securities that have demand, tender or put features, or interest rate reset features. Structured instruments may take the form of participation interests or receipts in underlying securities or other assets, and in some cases are backed by a financial institution serving as a liquidity provider. Some of these instruments may have an interest rate swap feature which substitutes a floating or variable interest rate for the fixed interest rate on an underlying security, and some may be asset-backed or mortgage-backed securities. Structured instruments are a type of derivative instrument and the payment and credit qualities of these instruments derive from the assets embedded in the structure.

(c) Securities Traded on a When-Issued Basis. The Fund may trade securities on a when-issued basis. In a when-issued transaction, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.

Notes to Schedule of Investments (unaudited) (continued)

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended June 30, 2010, the Fund did not invest in swaps, options or futures and does not have any intention to do so in the future.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Money Market Trust

By:	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date:	August 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date:	August 26, 2010

By:	/s/ Kaprel Ozsolak

Kaprel Ozsolak
Chief Financial Officer

Date:	August 26, 2010